Trade receivables, reseller financing and other receivables - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ (472,594)	R$ (468,850)	R$ (496,040)	R$ (559,633)
Reseller financing	1,278,024	1,055,503
Current	511,979	504,862
Non-current	766,045	550,641
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	1,404,883	1,189,886
Allowance for expected credit losses	R$ (126,859)	R$ (134,383)